Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (720,647)	$ (21,405)	$ (38,439)
Adjustments to reconcile net loss to net cash used in operating activities:
Goodwill impairment	698,650
Depreciation and amortization	366	322	546
Amortization of software development costs	25	321	560
Amortization of acquired intangible assets	23,056	1,604	3,022
Amortization of right-of-use assets	526
Amortization of deferred debt issuance costs	24	229	361
Stock-based compensation	2,500	862	696
Loss on sale of asset			3
Provision for bad debts	32	(7)	16
Change in fair value of warrants	(5,364)	2,059	7,375
Change in fair value of contingent consideration			(146)
Change in fair value of sponsor earnout shares	(9,634)
Deferred taxes	(10,992)		(636)
Noncash interest expense	6,564	303	69
Changes in operating assets and liabilities:
Accounts receivable	(3,736)	3,643	(3,776)
Deferred contract acquisition costs	(1,267)	(109)	(1,517)
Prepaid expenses and other assets	(187)	(1,498)	(284)
Accounts payable, accrued compensation, accrued expenses, and other current liabilities	(8,274)	(3,073)	4,766
Operating lease liabilities	(413)
Deferred revenue	1,365	2,926	9,680
Other liabilities			(368)
Net cash (used in) provide by operating activities	(27,406)	(13,823)	(18,072)
Cash Flows from Investing Activities:
Proceeds from the Trust Account	34,864
Business acquisition, net of cash acquired			(3,792)
Purchases of property and equipment	(313)	(245)	(572)
Capitalized software	(278)	(501)	(674)
Net cash used in investing activities	(63,899)	(746)	(5,038)
Cash Flows from Financing Activities:
Proceeds from issuance of convertibles notes, net of issuance costs	149,872
Proceeds from PIPE	20,000
Exercise of stock options	122	104	202
Proceeds from issuance of debt, net of issuance costs		7,412	19,965
Repurchase of class A ordinary shares	(24,626)
Payment of deferred underwriting fee	(6,054)
Repayment of debt	(469)	(469)	(469)
Net cash provided by financing activities	138,845	7,047	19,698
Foreign currency translation adjustment	(101)	54	(78)
Net change in cash, cash equivalents, and restricted cash	47,439	(7,468)	(3,490)
Cash, cash equivalents, and restricted cash beginning of period	2,906	10,374	13,864
Cash, cash equivalents, and restricted cash end of period	47,649	2,906	10,374
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	625	2,266	3,038
Cash paid for income taxes	75	50	90
Non-Cash Investing and Financing Activities:
Exercise of warrants	(7,632)	(5,900)
Issuance of warrants along with issuance of debt		$ 519	528
Note payable issued in connection with Predecessor business acquisition			3,750
Issuance of redeemable convertible preferred stock in connection with Predecessor business acquisition			$ 7,839
ID Experts Holdings, Inc. and Subsidiary [Member]
Cash Flows from Investing Activities:
Business acquisition, net of cash acquired	(49,803)
ZeroFox
Cash Flows from Investing Activities:
Business acquisition, net of cash acquired	$ (48,369)